Bank Borrowings - Schedule of Bank Borrowings (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 CNY (¥)
Schedule of Bank Borrowings [Abstract]
Short-term bank borrowing	¥ 5,000	$ 688	¥ 5,000	$ 704	[1]		[1]
Long-term bank borrowing, current portion	9,000	1,238	9,500
Total bank borrowings	¥ 14,000	$ 1,926	¥ 14,500	$ 2,042		¥ 10,000

[1]	On July 14, 2023, Youxu Shanghai entered into a one-year bank agreement with Shanghai Pudong Development Bank, pursuant to which Youxu Shanghai was entitled to borrow a loan of RMB3,000 with an annual interest rate of 3.7% for working capital needs and this short-term bank borrowing were guaranteed by Li Jia, the Controlling shareholder, Director and CEO of U Power Limited. On August 7, 2023, Youpin Shandong entered into a one-year bank agreement with China Construction Bank, pursuant to which Youpin Shandong was entitled to borrow a loan of RMB2,000 with an annual interest rate of 3.95% for working capital needs and this short-term bank borrowing were guaranteed by Li Jia.